Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Information With Respect To Cash Flows [Abstract]
Supplementary Disclosure of Company's Non Cash Transactions

Supplementary disclosure of the Company’s non-cash transactions is provided in the table below:

	For the year ended December 31,	For the fifteen months ended December 31,
	2017 $	2016 $
Accounts payable related to property, plant and equipment	28	50
Assets acquired under finance leases	29	-
Accounts payable related to inventories	197	197
Accounts payable related to financings	1,611	175
Deferred financings costs	1,361	-
Accounts payable for salaries settled with DSUs and RSs	290	-
RSs and DSUs granted in lieu of deferred salaries and directors’ fees	81	80

Interest/finance charges paid	52	77
Income taxes paid	-	-